DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [abstract]
DISCONTINUED OPERATIONS
35. DISCONTINUED OPERATIONS

35.1 Sale of the previously subsidiary Aesop

On August 30, 2023, the Company concluded the sale of the previously controlled subsidiary Aesop to L’Oreal for a total consideration of R$12,429,175, after obtaining all relevant regulatory approvals. The total gain earned on the write-off of the subsidiary's assets and liabilities and recognized as discontinued operations net of income tax and social contribution was R$7,377,768, which includes the reclassification of balance sheet conversion gains accumulated and recognized in other comprehensive results of R$115,168.

In addition to the gain obtained with the derecognition of assets and liabilities, certain incremental costs involving legal advisors and bank fees in the transaction were incurred and classified as part of discontinued operations.

35.2. Sale of previously subsidiary The Body Shop

On December 29, 2023, the Company concluded the sale of the previous subsidiary, The Body Shop, to Aurelius Investment Advisory Limited. The final consideration includes the payment of two fixed installments, one at the closing and another in 2028, with a total undiscounted value of £80,000. Additionally, there are two variable installments (contingent consideration) to be paid in 2025 and 2026, contingent on the subsequent performance of the sold operation (with measurement varying up to the limit of £90,000, undiscounted).

Based on the information available as of December 31, 2023, no indications were identified that the metrics for receiving the variable consideration would not be met.

The total loss incurred in the derecognition of assets and liabilities of the subsidiary, recognized as discontinued operations, net of income tax and social contribution, amounted to R$1,081,340. This includes the reclassification of balance sheet conversion gains accumulated and recognized in other comprehensive income of R$1,622,436 and the impairment loss upon reclassification of the respective operations to assets held for sale, amounting to R$4,007,744. The summary detailing the determination of the loss upon classification as assets held for sale and the subsequent fair value movements are presented below:

2023
Fair value of the previously subsidiary The Body Shop (a)	826,560
Incremental transaction costs on sale	(64,288)
Fair value less selling costs	762,272

Net assets of the previously subsidiary The Body Shop (b)	(4,770,016)
Impairment loss	(4,007,744)

Balance after recognition of loss due to impairment	762,272

Adjustments to the fair value of assets held for sale	91,824

Balances on the date of derecognition	854,096
(a)	It reflects the best estimate of the fair value of the operations on the date the criteria for classification as assets held for sale were met, on October 31, 2023. These estimates reflect the consideration agreed upon with the buyer, presented in the table below, reflecting the translation rate from British pounds to Brazilian real on that date.
(b)	It reflects the carrying amount of the operation reclassified to non-current assets held for sale on the date when the aforementioned criteria were met, on October 31, 2023.

In addition to the loss obtained with the derecognition of assets and liabilities, certain costs involving legal advisors and bank fees in the transaction were incurred and classified as part of discontinued operations.

35.3. Breakdown of discontinued operations

The breakdown of results presented in discontinued operations in the income statement for the years is presented below:

	2023	2022	2021
Cash Consideration received for the sale to the previously controlled Aesop	12,429,175	-	-
Net assets of the previously controlled Aesop, derecognized	(1,140,751)	-	-
Accumulated gains in other comprehensive income from currency translation	115,168	-	-
Incremental transaction costs on sale	(289,686)	-	-
Income tax and social contribution	(3,736,138)	-	-
Net gain on the sale of the previously controlled Aesop	7,377,768	-	-

Fair value of the consideration receivable from the sale of the previously subsidiary The Body Shop		-	-
Fixed amount receivable upon completion	22,915	-	-
Fixed amount receivable in 2028	320,153	-	-
Contingent consideration	486,429	-	-
Total fair value of the consideration	829,497	-	-

Impairment loss	(4,007,744)	-	-
Assets derecognized(1)	(762,272)	-	-
Adjustments to the fair value of assets	(91,824)	-	-
Conversion gains rolled into other comprehensive income	1,622,436	-	-
Incremental transaction costs on sale	(64,288)	-	-
Income tax and social contribution	1,392,855	-	-
Net loss on the sale of the previously controlled The Body Shop	(1,081,340)	-	-

Net gain on the sale of subsidiaries	6,296,428	-	-

Loss before taxes from discontinued operations	(867,308)	(570,444)	339,984
Income tax and social contribution	127,337	(27,211)	(249,251)
Loss from discontinued operations	(739,971)	(597,655)	90,733

Total discontinued operations	5,556,457	(597,655)	90,733

(1) On transaction date Aesop and The Body Shop presents Cash and Cash Equivalent in the amount of R$ 400,585 and R$ 214,387, respectively

The results in discontinued operations, which includes the operational results of the former controlled subsidiaries Aesop and The Body Shop for the years ended on December 31, 2023 and 2022 are presented below:

	2023	2022	2021
Net revenue	5,578,990	7,125,967	8,421,961
Cost of sales	(1,137,127)	(1,384,258)	(1,480,222)
Gross profit	4,441,863	5,741,709	6,941,739

Operating (expenses) income	(5,185,984)	(6,196,273)	(6,482,868)
Selling, marketing, and logistics expenses	(3,139,196)	(3,996,851)	(4,613,032)
Administrative, R&D, IT and projects expenses	(1,432,107)	(1,688,874)	(1,741,233)
Other operating income (expenses), net (a)	(614,681)	(510,548)	(128,603)

Operating profit (loss) before financial result	(744,121)	(454,564)	458,871

Financial results	(123,187)	(115,880)	(118,887)

Net income (loss) before income tax and social contribution	(867,308)	(570,444)	339,984
Income tax and social contribution	127,337	(27,211)	(249,251)

Net income (loss) for the year	(739,971)	(597,655)	90,733

a) In addition to the results of the former subsidiaries Aesop and The Body Shop, the amount includes R$428,684 (R$380,416 in 2023) related to costs and expenses associated with Avon's discontinued operation in North America, which was sold prior to the Company's acquisition of Avon. The Company presents these effects as part of its discontinued operations since Avon's discontinued operations are consolidated in its financial statements.

The net cash flows incurred by the discontinued operations are:

	2023	2022

Operational activities	(5,992,000)	1,185,485
Investment activities	12,287,226	(336,953)
Financing activities	(584,118)	(1,123,031)
Net cash generated (consumed)	5,711,108	(274,499)